Loans and Allowance for Loan Losses (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of the allowance for loan losses
Balance at beginning of period				$ 9,886				$ 8,604	$ 9,886	$ 8,604	$ 9,099
Additions:
Provision for loan losses	$ 530	$ 555	$ 330	350	$ 450	$ 300	$ 425	250	1,765	1,425	250
Deductions:
Loans charged off									1,181	1,290	2,190
Less recoveries on loans									(382)	(1,147)	(1,445)
Net loans charged off									799	143	745
Balance at end of period	10,852				9,886				10,852	9,886	8,604
Commercial, financial, and agricultural
Summary of the allowance for loan losses
Balance at beginning of period				2,753				2,153	2,753	2,153	1,779
Additions:
Provision for loan losses									1,147	690	833
Deductions:
Loans charged off									649	389	1,131
Less recoveries on loans									(74)	(299)	(672)
Net loans charged off									575	90	459
Balance at end of period	3,325				2,753				3,325	2,753	2,153
Residential real estate | Construction
Summary of the allowance for loan losses
Balance at beginning of period				108				59	108	59	171
Additions:
Provision for loan losses									(26)	49	(434)
Deductions:
Loans charged off									0	0	0
Less recoveries on loans									(88)	0	(322)
Net loans charged off									(88)	0	(322)
Balance at end of period	170				108				170	108	59
Residential real estate | Mortgages
Summary of the allowance for loan losses
Balance at beginning of period				2,385				2,439	2,385	2,439	2,527
Additions:
Provision for loan losses									(560)	381	153
Deductions:
Loans charged off									219	495	379
Less recoveries on loans									(83)	(60)	(138)
Net loans charged off									136	435	241
Balance at end of period	1,689				2,385				1,689	2,385	2,439
Commercial real estate | Construction
Summary of the allowance for loan losses
Balance at beginning of period				413				644	413	644	466
Additions:
Provision for loan losses									394	(732)	193
Deductions:
Loans charged off									0	1	15
Less recoveries on loans									0	(502)	0
Net loans charged off									0	(501)	15
Balance at end of period	807				413				807	413	644
Commercial real estate | Mortgages
Summary of the allowance for loan losses
Balance at beginning of period				3,793				2,935	3,793	2,935	3,846
Additions:
Provision for loan losses									657	865	(713)
Deductions:
Loans charged off									45	147	363
Less recoveries on loans									(32)	(140)	(165)
Net loans charged off									13	7	198
Balance at end of period	4,437				3,793				4,437	3,793	2,935
Installment and other consumer
Summary of the allowance for loan losses
Balance at beginning of period				274				273	274	273	270
Additions:
Provision for loan losses									234	113	157
Deductions:
Loans charged off									268	258	302
Less recoveries on loans									(105)	(146)	(148)
Net loans charged off									163	112	154
Balance at end of period	345				274				345	274	273
Unallocated
Summary of the allowance for loan losses
Balance at beginning of period				$ 160				$ 101	160	101	40
Additions:
Provision for loan losses									(81)	59	61
Deductions:
Loans charged off									0	0	0
Less recoveries on loans									0	0	0
Net loans charged off									0	0	0
Balance at end of period	$ 79				$ 160				$ 79	$ 160	$ 101